CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2022 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.15%
CLOSED-END FUNDS - 6.87%
CORE - 0.51%
General American Investors Company, Inc.	212,868	$7,205,582

DEVELOPED MARKET - 0.12%
First Trust Dynamic Europe Equity Income Fund	83,191	793,642
Japan Smaller Capitalization Fund, Inc.	147,220	862,709
New Germany Fund, Inc. (The)	11,922	82,977
		1,739,328
DIVERSIFIED EQUITY - 0.50%
Adams Diversified Equity Fund, Inc.	488,091	7,111,486
Royce Micro-Cap Trust, Inc.	8,855	70,220
		7,181,706
EMERGING MARKETS - 0.17%
Mexico Fund, Inc. (The)	10,000	130,300
Morgan Stanley India Investment Fund, Inc.	100,284	2,333,609
		2,463,909
ENERGY MLP FUNDS - 1.24%
ClearBridge Energy Midstream Opportunity Fund Inc.	110,535	2,764,480
ClearBridge MLP and Midstream Fund Inc.	172,518	5,141,036
ClearBridge MLP and Midstream Total Return Fund Inc.	67,923	1,787,054
First Trust MLP and Energy Income Fund	192,925	1,379,414
Goldman Sachs MLP and Energy Renaissance Fund	133,682	1,604,184
Kayne Anderson NextGen Energy & Infrastructure, Inc.	455,210	3,218,335
Neuberger Berman MLP and Energy Income Fund Inc.	266,859	1,633,177
		17,527,680
GLOBAL - 0.18%
Aberdeen Total Dynamic Dividend Fund	212,406	1,516,579
Gabelli Global Small and Mid Cap Value Trust (The)	30,494	290,608
GDL Fund (The)	84,474	669,034
		2,476,221
INCOME & PREFERRED STOCK - 0.14%
Calamos Long/Short Equity & Dynamic Income Trust	12,200	182,390
LMP Capital and Income Fund Inc.	157,311	1,772,895
		1,955,285

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
NATURAL RESOURCES - 0.42%
Adams Natural Resources Fund, Inc.	221,969	$4,319,517
Cushing® NextGen Infrastructure Income Fund (The)	18,415	675,462
First Trust Energy Infrastructure Fund	66,703	889,151
		5,884,130
OPTION ARBITRAGE/OPTIONS STRATEGIES - 0.55%
BlackRock Enhanced International Dividend Trust	282,957	1,264,818
Virtus Dividend, Interest & Premium Strategy Fund	604,780	6,459,050
		7,723,868
REAL ESTATE - 0.01%
Nuveen Real Estate Income Fund	20,000	154,600

SECTOR EQUITY - 3.02%
BlackRock Health Sciences Trust II	1,041,795	15,553,999
BlackRock Innovation and Growth Trust	2,225,477	16,179,219
Gabelli Healthcare & WellnessRx Trust (The)	57,176	543,172
GAMCO Natural Resources, Gold & Income Trust	236,993	976,411
Nuveen Real Asset Income and Growth Fund	266,612	2,972,724
Tekla Healthcare Investors	24,600	425,088
Tekla Life Sciences Investors	164,990	2,253,763
Virtus Artificial Intelligence & Technology Opportunity Fund	248,093	3,865,289
		42,769,665
UTILITY - 0.01%
Macquarie Global Infrastructure Total Return Fund Inc.	7,800	148,590

TOTAL CLOSED-END FUNDS		97,230,564

COMMUNICATION SERVICES - 8.20%
Alphabet Inc. - Class C *	680,000	65,382,000
Charter Communications, Inc. - Class A *	12,000	3,640,200
Comcast Corporation - Class A	344,000	10,089,520
Meta Platforms, Inc. - Class A *	120,000	16,281,600
Netflix, Inc. *	30,000	7,063,200
T-Mobile US, Inc. *	45,000	6,037,650

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
COMMUNICATION SERVICES - 8.20% (Continued)
Walt Disney Company (The) *	80,000	$7,546,400
		116,040,570
CONSUMER DISCRETIONARY - 12.37%
Amazon.com, Inc. *	545,000	61,585,000
Booking Holdings Inc. *	3,500	5,751,235
eBay Inc.	38,000	1,398,780
Ford Motor Company	260,000	2,912,000
General Motors Company	102,000	3,273,180
Hilton Worldwide Holdings Inc.	22,000	2,653,640
Lowe's Companies, Inc.	64,000	12,019,840
Marriott International, Inc. - Class A	20,000	2,802,800
NIKE, Inc. - Class B	100,000	8,312,000
O'Reilly Automotive, Inc. *	5,000	3,516,750
Tesla, Inc. *	240,000	63,660,000
TJX Companies, Inc. (The)	115,000	7,143,800
		175,029,025
CONSUMER STAPLES - 5.04%
Archer-Daniels-Midland Company	49,000	3,942,050
Coca-Cola Company (The)	345,000	19,326,900
Constellation Brands, Inc. - Class A	15,000	3,445,200
Costco Wholesale Corporation	40,500	19,126,935
Estée Lauder Companies Inc. (The) - Class A	21,000	4,533,900
Hershey Company (The)	13,000	2,866,110
Monster Beverage Corporation *	30,000	2,608,800
Philip Morris International Inc.	127,400	10,575,474
Sysco Corporation	44,000	3,111,240
Walgreens Boots Alliance, Inc.	56,000	1,758,400
		71,295,009
ENERGY - 2.14%
ConocoPhillips	40,000	4,093,600
Devon Energy Corporation	50,000	3,006,500
Exxon Mobil Corporation	190,000	16,588,900
Kinder Morgan, Inc. - Class P	160,000	2,662,400
Pioneer Natural Resources Company	18,000	3,897,540
		30,248,940

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
EXCHANGE-TRADED FUNDS - 4.96%
Energy Select Sector SPDR® Fund (The)	180,000	$12,963,600
Invesco QQQ TrustSM, Series 1	59,000	15,768,340
iShares Core S&P 500 ETF	50,000	17,932,500
SPDR S&P 500® ETF Trust	47,500	16,966,050
Technology Select Sector SPDR® Fund (The)	55,000	6,532,900
		70,163,390
FINANCIALS - 9.83%
American Express Company	50,000	6,745,500
Aon plc - Class A	20,000	5,357,400
Bank of America Corporation	560,000	16,912,000
Berkshire Hathaway Inc. - Class B *	124,000	33,110,480
Charles Schwab Corporation (The)	145,000	10,421,150
Citigroup Inc.	160,000	6,667,200
JPMorgan Chase & Co.	170,000	17,765,000
Moody's Corporation	15,000	3,646,650
Morgan Stanley	120,000	9,481,200
Progressive Corporation (The)	52,000	6,042,920
S&P Global Inc.	30,000	9,160,500
Wells Fargo & Company	342,000	13,755,240
		139,065,240
HEALTH CARE - 13.99%
Abbott Laboratories	66,000	6,386,160
AbbVie Inc.	70,000	9,394,700
Biogen Inc. *	10,000	2,670,000
Boston Scientific Corporation *	82,000	3,175,860
Bristol-Myers Squibb Company	198,000	14,075,820
Centene Corporation *	34,000	2,645,540
Cigna Corporation	30,000	8,324,100
CVS Health Corporation	115,000	10,967,550
Danaher Corporation	50,000	12,914,500
Elevance Health, Inc.	22,000	9,993,280
Gilead Sciences, Inc.	120,000	7,402,800
HCA Healthcare, Inc.	17,000	3,124,430
Humana Inc.	8,000	3,881,520
IQVIA Holdings Inc. *	16,000	2,898,240
Johnson & Johnson	48,000	7,841,280

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 13.99% (Continued)
McKesson Corporation	14,000	$4,758,180
Merck & Co., Inc.	200,000	17,224,000
Pfizer Inc.	465,000	20,348,400
Regeneron Pharmaceuticals, Inc. *	10,000	6,888,700
UnitedHealth Group Incorporated	73,500	37,120,440
Vertex Pharmaceuticals Incorporated *	20,000	5,790,800
		197,826,300
INDUSTRIALS - 6.68%
Boeing Company (The) *	52,000	6,296,160
Caterpillar Inc.	45,000	7,383,600
Cintas Corporation	8,000	3,105,520
CSX Corporation	206,000	5,487,840
FedEx Corporation	21,300	3,162,411
General Dynamics Corporation	24,000	5,092,080
Honeywell International Inc.	60,000	10,018,200
Lockheed Martin Corporation	21,000	8,112,090
Norfolk Southern Corporation	21,000	4,402,650
Northrop Grumman Corporation	7,000	3,292,240
Parker-Hannifin Corporation	5,000	1,211,550
Raytheon Technologies Corporation	66,000	5,402,760
Southwest Airlines Co. *	54,000	1,665,360
TransDigm Group Incorporated	5,000	2,624,100
Union Pacific Corporation	60,000	11,689,200
United Parcel Service, Inc. - Class B	60,000	9,692,400
Waste Management, Inc.	36,000	5,767,560
		94,405,721
INFORMATION TECHNOLOGY - 22.74%
Adobe Inc. *	34,000	9,356,800
Advanced Micro Devices, Inc. *	112,000	7,096,320
Analog Devices, Inc.	12,000	1,672,080
Apple Inc.	742,000	102,544,400
Applied Materials, Inc.	41,000	3,359,130
Autodesk, Inc. *	14,000	2,615,200
Fidelity National Information Services, Inc.	46,000	3,476,220
Fiserv, Inc. *	45,000	4,210,650
Intel Corporation	234,000	6,030,180

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 22.74% (Continued)
Intuit Inc.	12,000	$4,647,840
Lam Research Corporation	12,000	4,392,000
Mastercard Incorporated - Class A	61,000	17,344,740
Micron Technology, Inc.	80,000	4,008,000
Microsoft Corporation	368,000	85,707,200
NVIDIA Corporation	139,800	16,970,322
PayPal Holdings, Inc. *	65,000	5,594,550
QUALCOMM Incorporated	67,000	7,569,660
Roper Technologies, Inc.	10,000	3,596,400
Salesforce.com, Inc. *	80,000	11,507,200
Visa, Inc. - Class A	112,000	19,896,800
		321,595,692
MATERIALS - 2.31%
Air Products and Chemicals, Inc.	12,000	2,792,760
Ball Corporation	13,000	628,160
Corteva, Inc.	67,000	3,829,050
DuPont de Nemours, Inc.	47,000	2,368,800
Freeport-McMoRan Inc.	136,000	3,716,880
International Flavors & Fragrances Inc.	23,000	2,089,090
Linde plc	47,000	12,670,730
Newmont Corporation	46,000	1,933,380
Nucor Corporation	25,000	2,674,750
		32,703,600
REAL ESTATE - 1.81%
American Tower Corporation	42,000	9,017,400
AvalonBay Communities, Inc.	13,000	2,394,470
CBRE Group, Inc. - Class A *	27,000	1,822,770
Digital Realty Trust, Inc.	26,000	2,578,680
Equinix, Inc.	6,000	3,413,040
Public Storage	13,000	3,806,530
SBA Communications Corporation - Class A	9,000	2,561,850
		25,594,740
UTILITIES - 2.21%
American Electric Power Company, Inc.	25,000	2,161,250
American Water Works Company, Inc.	22,000	2,863,520
Consolidated Edison, Inc.	16,000	1,372,160

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
UTILITIES - 2.21% (Continued)
Constellation Energy Corporation	18,333	$1,525,122
Duke Energy Corporation	35,000	3,255,700
Eversource Energy	15,000	1,169,400
Exelon Corporation	88,000	3,296,480
Public Service Enterprise Group Incorporated	16,000	899,680
Sempra Energy	30,000	4,498,200
Southern Company (The)	98,000	6,664,000
WEC Energy Group, Inc.	22,000	1,967,460
Xcel Energy Inc.	25,000	1,600,000
		31,272,972

TOTAL EQUITY SECURITIES (cost - $1,443,676,796)		1,402,471,763

SHORT-TERM INVESTMENT - 0.77%
MONEY MARKET FUND - 0.77%
Fidelity Institutional Money Market Government Portfolio - Class I, 2.74% ^ (cost - $10,904,332)	10,904,332	10,904,332

TOTAL INVESTMENTS - 99.92% (cost - $1,454,581,128)		1,413,376,095

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.08%		1,078,263

NET ASSETS - 100.00%		$1,414,454,358

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2022.

plc	Public Limited Company